Details of Significant Accounts - Summary of Principal Actuarial Assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	1.10%	1.30%
Future salary increases	2.00%	2.00%